Related Party Disclosures (Tables)	12 Months Ended
Jun. 30, 2025
Related party transactions [abstract]
Summary of Consolidated Financial Statements Include Financial Statements of Opthea Limited and Subsidiaries

The consolidated financial statements include the financial statements of Opthea Limited and its subsidiaries in the following table:

	Parent entity % equity interest
	June 30, 2025	June 30, 2024	June 30, 2023
		%	%
Vegenics Pty Ltd[1]	100	100	100
Opthea US Inc[2]	100	100	100

(1) Opthea Limited is the ultimate parent entity. Vegenics Pty Ltd is incorporated in Australia and has the same financial year as Opthea Limited.

(2) Opthea Limited is the ultimate parent entity. Opthea US Inc was incorporated in the United States in May 2021 and has the same financial year as Opthea Limited.

Summary of Trading Transactions with Related Parties

During the year, group entities entered into the following transactions with related parties who are not members of the Group.

	Consolidated
	Purchase of Service
	2025	2024	2023
	US$(000's)	US$(000's)	US$(000's)
Ocelot	32,793	24,699	—
Launch Tx	9,900	2,700	900
Mr Lawrence Gozlan	275	—	—
Saama Technologies	121	343	—

Transaction with Launch Tx relate to the popinion of the Directors, these duties are outside the scope of the ordinary duties of a Non-Executive Director.

	Consolidated
	Amounts owed to related parties
	2025	2024	2023
	US$(000's)	US$(000's)	US$(000's)
Ocelot	—	141,554	85,660
Launch Tx	2,250	—	900
Lawrence Gozlan	—	—	—
Saama Technologies	—	—	—

	Consolidated
	Amounts owed by related parties*
	2025	2024	2023
	US$(000's)	US$(000's)	US$(000's)
Ocelot	—	—	—
Launch Tx	—	3,150	—
Mr. Lawrence Gozlan	—	—	—
Saama Technologies	—	24	—